Leases (Details) - Scheduel of minimum aggregate future obligations under non-cancelable operating leases - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Scheduel Of Minimum Aggregate Future Obligations Under Non Cancelable Operating Leases Abstract
2022		$ 2,384
2023	$ 33,917	2,695
2024		2,775
2025		2,859
2026		2,944
Thereafter		991
Noncancelable operating leases total		$ 14,648